Business Segment Information (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segments Revenue	The following illustrates reportable segment and disaggregated revenue as required by ASC 606, “Revenue from Contracts with Customers,” for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$284,963,849	$259,634,890	$229,279,714
International Healthcare Solutions
Alliance Healthcare	24,394,833	23,061,721	22,349,278
Other Healthcare Solutions	3,934,610	3,674,590	3,305,273
Total International Healthcare Solutions	28,329,443	26,736,311	25,654,551
Other
Animal Health	5,694,517	5,365,518	5,042,549
Other non-strategic businesses	2,463,316	2,373,762	2,318,599
Total Other	8,157,833	7,739,280	7,361,148
Intersegment eliminations	(118,306)	(151,882)	(122,002)
Revenue	$321,332,819	$293,958,599	$262,173,411

Schedule of Reportable Segment Information
The following illustrates reportable segment cost of goods sold information for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$277,956,496	$254,100,295	$224,321,625
International Healthcare Solutions	25,371,833	23,760,089	22,765,440
Other	6,901,928	6,506,095	6,196,377
Intersegment eliminations	(112,300)	(148,924)	(121,994)
Total segment cost of goods sold	$310,117,957	$284,217,555	$253,161,448
The following illustrates reportable segment operating expenses information for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$3,723,920	$2,882,055	$2,643,015
International Healthcare Solutions	2,369,805	2,319,559	2,248,910
Other	904,192	894,102	830,917
Intersegment eliminations	(6,028)	(2,928)	—
Total segment operating expenses	$6,991,889	$6,092,788	$5,722,842
The following illustrates reportable segment operating income information for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$3,283,433	$2,652,540	$2,315,074
International Healthcare Solutions	587,805	656,663	640,201
Other	351,713	339,083	333,854
Intersegment eliminations	22	(30)	(8)
Total segment operating income	$4,222,973	$3,648,256	$3,289,121
The following illustrates depreciation and amortization by reportable segment for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$284,141	$234,270	$234,219
International Healthcare Solutions	136,281	124,895	113,531
Other	77,625	72,517	65,108
Acquisition-related intangibles amortization	553,028	660,292	551,046
Total depreciation and amortization	$1,051,075	$1,091,974	$963,904

The following illustrates capital expenditures by reportable segment for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$360,694	$218,469	$215,335
International Healthcare Solutions	245,880	195,023	179,182
Other	61,407	73,681	63,842
Total capital expenditures	$667,981	$487,173	$458,359

Schedule of Reconciliation of Total Segment Operating Income to Income from Continuing Operations before Income Taxes
The following reconciles total segment operating income to income before income taxes for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Total segment operating income	$4,222,973	$3,648,256	$3,289,121
Gains from antitrust litigation settlements	236,372	170,904	239,092
LIFO credit (expense)	76,876	52,168	(204,595)
Türkiye highly inflationary impact	(49,571)	(54,087)	(86,967)
Acquisition-related intangibles amortization	(553,028)	(660,292)	(551,046)
Litigation and opioid-related (expenses) credit, net	(60,671)	(227,070)	24,693
Acquisition-related deal and integration expenses	(291,044)	(103,001)	(139,683)
Restructuring and other expenses	(229,422)	(233,629)	(229,884)
Goodwill impairment	(723,884)	(418,000)	—
Operating income	2,628,601	2,175,249	2,340,731
Other loss (income), net	78,717	14,283	(49,036)
Interest expense, net	291,548	156,991	228,931
Income before income taxes	$2,258,336	$2,003,975	$2,160,836